Discontinued Operations - Hotel Properties Held for Sale And Sold (Operating Results Of Hotels Held For Sale And Sold Included In Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Revenues	$ 6,960	$ 10,465	$ 13,276	$ 19,536
Hotel and property operations expenses	(5,556)	(8,290)	(11,092)	(16,158)
Interest expense	(632)	(1,070)	(1,389)	(2,288)
Loss on debt extinguishment	(491)	(53)	(683)	(53)
Depreciation expense	(249)	(581)	(557)	(1,190)
Net gain (loss) on disposition of assets	1,358	4,774	1,334	5,268
Impairment loss	(947)	(1,348)	(1,454)	(3,047)
Income tax benefit	0	27	0	375
Loss from discontinued operations	$ 443	$ 3,924	$ (565)	$ 2,443